UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   7/19/05

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:  $131,411
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Title				Value				Investment	Other		Voting Authority
Name of Issuer		of Class	CUSIP		(x$1000) Shares		SH/PRN	Discretion	Managers	Sole	Shared	None
M B N A Corporation	COM		55262L100	9,495 	362,952 	SH	Sole		N/A		362,952 0	0
Pfizer Incorporated	COM		717081103	9,482 	343,783 	SH	Sole		N/A		343,783 0	0
Tyco Intl Ltd		COM		902124106	8,738 	299,250 	SH	Sole		N/A		299,250 0	0
Merck & Co Inc		COM		589331107	8,066 	261,875 	SH	Sole		N/A		261,875 0	0
Anheuser Busch Co Inc	COM		035229103	8,053 	176,020 	SH	Sole		N/A		176,020 0	0
Berkshire Hathaway Cl B	COM		084670207	7,972 	2,864 		SH	Sole		N/A		2,864 	0	0
Coca Cola		COM		191216100	7,871 	188,524 	SH	Sole		N/A		188,524 0	0
Gap Inc			COM		364760108	7,725 	391,131 	SH	Sole		N/A		391,131 0	0
United Parcel Service B	COM		911312106	7,671 	110,923 	SH	Sole		N/A		110,923 0	0
Comcast Corp Spl Cl A	COM		20030N200	7,615 	254,269 	SH	Sole		N/A		254,269 0	0
Intl Game Technology	COM		459902102	7,357 	261,343 	SH	Sole		N/A		261,343 0	0
Hasbro Inc		COM		418056107	7,261 	349,268 	SH	Sole		N/A		349,268 0	0
Gannett Co Inc Del	COM		364730101	6,888 	96,836 		SH	Sole		N/A		96,836 	0	0
Tribune Company New	COM		896047107	5,842 	166,047 	SH	Sole		N/A		166,047 0	0
American Intl Group Inc	COM		026874107	4,361 	75,059 		SH	Sole		N/A		75,059 	0	0
Donnelley R R & Sons Co	COM		257867101	3,909 	113,273 	SH	Sole		N/A		113,273 0	0
Mc Donalds Corp		COM		580135101	3,902 	140,605 	SH	Sole		N/A		140,605 0	0
Pitney Bowes Inc	COM		724479100	2,324 	53,373 		SH	Sole		N/A		53,373 	0	0
Fifth Third Bancorp	COM		316773100	2,187 	53,123 		SH	Sole		N/A		53,123 	0	0
Waste Management Inc	COM		94106L109	1,658 	58,511 		SH	Sole		N/A		58,511 	0	0
Home Depot Inc		COM		437076102	1,437 	36,949 		SH	Sole		N/A		36,949 	0	0
Servicemaster Company	COM		81760N109	1,183 	88,263 		SH	Sole		N/A		88,263 	0	0
Amgen Inc		COM		031162100	209 	3,456 		SH	Sole		N/A		3,456 	0	0
Unitrin Inc		COM		913275103	205 	4,180 		SH	Sole		N/A		4,180 	0	0